Property, Plant and Equipment	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

7. Property, Plant and Equipment

Property, plant and equipment consist of the following:

	March 31,
	2014	2015
At cost:
Leasehold land and buildings	$33,715	$33,715
Plant and machinery	49,693	45,676
Furniture, fixtures and equipment	12,809	12,230
Motor vehicles	1,328	1,600
Leasehold improvements	3,800	2,855
Construction in progress	91	-
Impairment	(4,881)	(4,779)
	96,555	91,297
Less: accumulated depreciation and amortization	(57,813)	(54,699)

Net book value	$38,742	$36,598

Included in furniture, fixtures and equipment is computer software with net values of $163 and $106 as of March 31, 2014 and 2015, respectively.

Cost of leasehold land and buildings consist of the following:

	March 31,
	2014	2015
Land use right of state-owned land and buildings erected thereon (a)	$29,534	$29,534
Long term leased land and buildings erected thereon (b)	4,181	4,181
	$33,715	$33,715

(a)	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with lease terms of 50 years expiring in 2050.

(b)	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2015, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.

Included in leasehold land and buildings is property on lease with net values of $2,434 and $2,033 as of March 31, 2014 and 2015, respectively. Details of the property on lease are as follows:

Included in leasehold land and buildings	March 31,
	2014	2015

Cost	$2,969	$2,513
Less: accumulated depreciation and amortization	(535)	(480)
Net book value	$2,434	$2,033

During the years ended March 31, 2013, 2014 and 2015, the Company impaired its property, plant and equipment by $197, $490 and $nil, respectively, which were charged to other income (expenses) in consolidation statements of comprehensive loss. Depreciation of property, plant and equipment were $4,219, $3,621 and $2,824 during the years ended March 31, 2013, 2014 and 2015, respectively.